Business segments - Disclosure of operating segments (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Capital expenditures	S/ 309,670	S/ 271,589
Total assets	88,236,029	71,562,293
Total liabilities	79,282,080	62,658,845
Banking [Member]
Disclosure of operating segments [line items]
Capital expenditures	193,113	195,177
Total assets	68,038,621	53,019,361
Total liabilities	61,814,096	46,676,473
Insurance [Member]
Disclosure of operating segments [line items]
Capital expenditures	109,786	69,643
Total assets	15,311,267	13,917,641
Total liabilities	14,375,950	12,943,718
Wealth Management [Member]
Disclosure of operating segments [line items]
Capital expenditures	6,771	6,769
Total assets	4,308,618	4,098,057
Total liabilities	3,233,691	3,244,210
Holding and eliminations [Member]
Disclosure of operating segments [line items]
Capital expenditures	0	0
Total assets	(577,523)	(527,234)
Total liabilities	S/ (141,657)	S/ (205,556)